Fair Value Measurements (Details) - Schedule of fair value measurements using significant unobservable inputs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of fair value measurements using significant unobservable inputs [Abstract]
Opening balance	$ 5,964	$ 414
Increase in contingent consideration due to acquisitions	2,222	5,851
Payment of contingent consideration	(728)	(585)
Increase in fair value of contingent consideration	3,812	255
Decrease in fair value of contingent consideration	(2,040)
Amortization of interest and exchange rate	2,014	29
Closing balance	$ 10,561	$ 5,964